Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions					3 Months Ended
	Jul. 03, 2024 $ / shares shares	Oct. 13, 2023 EUR (€) shares	Oct. 13, 2023 USD ($) $ / shares shares	Oct. 10, 2023 shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Sep. 30, 2024 shares	Jun. 28, 2024 $ / shares	Oct. 02, 2023 € / shares shares	Sep. 30, 2023 shares
Disclosure Of Detailed Information About Equity [line items]
Total proceeds from IPO | €						€ 449,297
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares | shares		187,825,592	187,825,592		187,829,202	187,825,592	187,829,202		182,721,369	182,721,369
Ordinary Shares, Secondary Offering
Disclosure Of Detailed Information About Equity [line items]
Shares issued | shares	16,100,000
Ordinary share price | $ / shares								$ 54
Ordinary shares at a price | $ / shares	$ 54
Number of shares exercised, option to purchase additional shares | shares	2,100,000
Costs incurred | €					€ 1,900
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Shares issued | shares		10,752,688	10,752,688
Initial public offering price | $ / shares			$ 46
Total proceeds from IPO		€ 450,000	$ 473.6
Early repayment of borrowings | €		100,000
Description of no par value ordinary shares						Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 par value into 182,721,369 no par value ordinary shares.
Par value per share | € / shares									€ 1
Shares repurchased of ordinary shares | shares				5,648,465
Initial Public Offering
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees | €		19,800
Deferred offering costs | €		3,000
USD Term Loan | Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Early repayment of borrowings		€ 423,800	$ 450.0